SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES

27.   SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES

Short-term debts represent:

	December 31,
	2019	2020
	RMB	RMB
Third parties’ debts
Short-term bank loans	25,709	16,111
RMB denominated	25,619	16,111
US Dollar (“USD”) denominated	90	—
Short-term other loans	22	3
RMB denominated	22	3
Current portion of long-term bank loans	1,790	4,637
RMB denominated	1,765	4,613
USD denominated	25	24
Current portion of long-term corporate bonds	13,000	—
RMB denominated	13,000	—
	14,790	4,637
Corporate bonds(i)	—	3,018
RMB denominated	—	3,018
	40,521	23,769
Loans from Sinopec Group Company and fellow subsidiaries
Short-term loans	5,465	4,642
RMB denominated	2,709	1,141
USD denominated	2,236	3,298
Hong Kong Dollar (“HKD”) denominated	495	31
European Dollar (“EUR”) denominated	25	172
Current portion of long-term loans	37,824	622
RMB denominated	37,824	622
	43,289	5,264
	83,810	29,033

The Group’s weighted average interest rates on short-term loans were 3.11% and 2.53% per annum as of December 31, 2019 and 2020, respectively. The above borrowings are unsecured.

Long-term debts represent:

		December 31,
	Interest rate and final maturity	2019	2020
		RMB	RMB
Third parties’ debts

Long-term bank loans

RMB denominated	Interest rates ranging from 1.08% to 5.23% per annum as of December 31, 2020 with maturities through 2030	31,714	38,226

USD denominated	Interest rates at 1.55% per annum as of December 31, 2020 with maturities through 2039	127	92
		31,841	38,318

Corporate bonds(ii)

RMB denominated	Fixed interest rates ranging from 2.20% to 4.90% per annum as of December 31, 2020 with maturities through 2023	20,000	26,977
USD denominated	Fixed interest rates ranging from 3.13 % to 4.25 % per annum as of December 31, 2020 with maturities through 2043	12,157	11,379
		32,157	38,356
Total third parties’ long-term debts		63,998	76,674

Less: Current portion		(14,790)	(4,637)
		49,208	72,037
Long-term loans from Sinopec Group Company and fellow subsidiaries
RMB denominated	Interest rates ranging from 1.08% to 5.23% per annum as of December 31, 2020 with maturities through 2036	47,450	11,013
USD denominated	Interest rates at 1.60% per annum as of December 31, 2020 with maturities in 2027	—	1,387

Less: Current portion		(37,824)	(622)
		9,626	11,778
		58,834	83,815

Short-term and long-term bank loans, short-term other loans and loans from Sinopec Group Company and fellow subsidiaries are primarily unsecured and carried at amortized cost.

Notes:

(i)

The Company issued Super & Short-term Commercial Paper on August 20, 2020 at par value of RMB 100, and the interest will be paid at its maturity. The total issued amount of the 169-day corporate bonds is RMB 3 billion with a fixed rate at 1.70% per annum.

(ii)

The Company issued corporate bonds with a maturity of three years on March 31, 2020 at par value of RMB 100. The total issued amount of the corporate bonds is RMB 10 billion. The corporate bonds adopt a simple interest rate on an annual basis with a fixed rate at 2.70% per annum and the interest is paid once a year.

The Company issued corporate bonds with a maturity of three years on May 27, 2020 at par value of RMB 100. The total issued amount of the corporate bonds is RMB 10 billion. The corporate bonds adopt a simple interest rate on an annual basis with a fixed rate at 2.20% per annum and the interest is paid once a year.

These corporate bonds are carried at amortized cost.